Change in Accounting Principles - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Debt issuance costs	$ 18,352,000	$ 0
ASU 2015-17 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deferred tax assets reclassified to noncurrent assets		$ 15,700,000